Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt
8.	DEBT

Term loan, net was comprised of the following indebtedness as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal	$5,000	$5,000
Derivative liability	1,639	714
Less: unamortized discounts and fees	(119)	(127)
Less: debt issuance costs	(92)	(106)

Net carrying value	6,428	5,481
Less: current portion (1)	(417)	(—)

Term loan, net	$6,011	$5,481

(1)	Current portion of the term loan is recorded in other current liabilities on the Condensed Consolidated Balance Sheets.

Revolving line of credit and term loan

In September 2020, the Company obtained a revolving line of credit as well as a term loan, both of which are secured by a first-perfected security interest in substantially all of the assets of the Company. In connection with the term loan, the Company issued warrants to purchase common stock. Refer to Note 11,

Convertible Preferred Stock and Equity, for additional information.

The revolving line of credit provides for a credit extension of up to $5,000 and bears interest at the greater of the prime rate plus 2% or 5.25% per annum, as long as the Company maintains an Adjusted Quick Ratio of 1.25. If the Adjusted Quick Ratio falls below 1.25, then the revolving line of credit bears interest at the greater of the prime rate plus 3% or 6.25% per annum. The Company may only borrow up to 80% of eligible accounts receivable. In addition to this borrowing limit, under the terms of the agreement, the revolving line of credit may only be drawn if the Company adheres to certain conditions related to its accounts receivable. Eligible accounts receivable is defined in the loan agreement as accounts billed with aging 90 days or less. In addition, it excludes accounts receivable due from customers outside of the United States or in a currency other than U.S. dollars and in dispute or otherwise deemed doubtful to be collected. The revolving line of credit matures on September 21, 2022, in which all outstanding principal and interest is due in full. The proceeds of the borrowing under the revolving line of credit may be used for working capital and general corporate purposes. As of March 31, 2021, the Company had not drawn on the $5,000 available line of credit.

The available amount under the term loan is an initial $5,000, with two additional tranches of $2,500 each pending the conditions of the agreement, which the Company can draw down on in annual increments from closing. Under the terms of the agreement, the two additional tranches are available subject to revenue and financing conditions that must be adhered to within the specified period prior to drawing down each tranche. The term loan bears interest at the greater of the prime rate plus 3% or 6.25% per annum. The term loan matures on December 1, 2024, in which all outstanding principal and interest is due in full. Interest expense related to the term loan, including accretion expense and debt issuance amortization, was $123 for the three months ended March 31, 2021. See Note 16 Subsequent Events for additional information.

The Company is subject to certain affirmative and negative financial covenants that it is required to meet in order to maintain its credit facilities, including approval required for certain dividend approval restrictions and a minimum bookings amount if the Company’s cash balance plus the amount available under the revolving line of credit falls below $20,000 combined. As of March 31, 2021, the Company was in compliance with all debt covenants.

Convertible Notes, Net

The following table summarizes the aggregate values recorded for the convertible notes as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Principal	$50,000	$50,000
Derivative liability	15,348	12,676
Less: unamortized discounts and fees	(9,012)	(10,925)
Less: debt issuance cost	(31)	(37)

Net carrying amount	56,305	51,714
Less: current portion	—	—

Convertible notes, net	$56,305	$51,714

Between August 11, 2020 and October 23, 2020, the Company issued a series of convertible promissory notes to various investors pursuant to a Note Purchase Agreement dated August 11, 2020, subsequently amended with a Note Purchase Agreement dated October 23, 2020, with a maturity date of April 23, 2022 (subject to the holder’s option to extend the maturity date for a period of one year), for an aggregate principal amount of $50 million. The notes accrue interest at a rate of 5% per annum for the first 6 months, 7% per annum for the following 6 months, and 9% per annum from month 13 until maturity, that is due and payable upon the earlier to occur of the maturity date or an event of default, unless otherwise converted prior to maturity or an event of default.

The terms of the notes provide for the principal and accrued interest to automatically convert into the type of preferred stock issued in a sale of preferred stock (“Next Equity Financing”) at a conversion price equal to the lesser of 80% of the price paid per share by the investors in the Next Equity Financing, or $650 million divided by the Company’s then fully-diluted capitalization (exclusive of the Notes and any other then-outstanding convertible notes or other convertible instruments issued by the Company) prior to the Next Equity Financing. Upon (i) a merger or consolidation of the Company or a subsidiary of the Company, (ii) the sale of substantially all of the Company’s assets, (iii) the liquidation, dissolution or winding up of the Company (collectively, a “Corporate Transaction”), (iv) the closing of the Company’s initial public offering or a merger, acquisition or other business combination involving the Company and a publicly traded special purpose acquisition company (a “Qualified Public Company Event”) outstanding principal at 1.25 times par value, and interest of the note shall, at the holder’s option, be due and payable in full or be converted into common stock of the Company at a conversion price equal to the lesser of 80% of the price per share offered for the shares of common stock upon a Corporate Transaction or Qualified Public Company Event, or $650 million divided by the Company’s then-outstanding capitalization (exclusive of (1) the notes and any other then-outstanding convertible notes issued by the Company and (2) out-of-the money or unvested options or warrants).

The Company determined that the features providing for conversion into stock sold in a Next Equity Financing, upon a Corporate Transaction, or upon a Qualified Public Company Event at a stated discount represent embedded derivatives which require separate accounting recognition in accordance with subtopic ASC 815-15, Embedded Derivatives. The fair value of the embedded derivative on the date of issuance of $12,234 was recorded as a derivative liability and combined with the debt host contract within convertible notes, net on the accompanying Condensed Consolidated Balance Sheets, with an offset recorded as a discount against convertible notes, net.

Annual maturities of long-term debt are as follows:

April 1, 2021—December 31, 2021	$—
2022	51,667
2023	1,667
2024	1,666
2025	—

Total principal payments	$55,000

Revolving Credit Facility

In January 2021, the Company signed an agreement for a revolving credit facility (“revolving facility”) with a freight forwarding and customs brokerage company. The revolving facility has a credit limit of $1 million, available to finance supply chain commercial invoices, including freight and customs duty charges. The Company authorizes payment of invoices on the due date and repays the financed amount plus interest 90 days following the initial payment date. An installment plan agreement is executed for each financing request which includes the interest rate. The interest rate for the installment plan agreements executed during the three months ended March 31, 2021 was 1.25% per month. The revolving facility matures on July 1, 2021. The Company is subject to certain affirmative and negative financial covenants that it is required to meet in order to maintain the revolving facility, including maintain a cash balance of at least $25 million. As of March 31, 2021, the Company was in compliance with all debt covenants. As of March 31, 2021, there is $53 outstanding on the revolving facility which is reported in other current liabilities on the Condensed Consolidated Balance Sheets.

8.	DEBT

Term loan, net was comprised of the following indebtedness to various lenders as of December 31, 2020 and 2019:

	2020	2019
Term loan	$5,000	$—
Derivative liability	714	—

Less: current maturities	(—)	(—)
Less: unamortized discounts and fees	(127)	—
Less: debt issuance costs	(106)	(—)

Total term loan, net	$5,481	$—

Revolving line of credit and term loan

In September 2020, the Company obtained a revolving line of credit as well as a term loan, both of which are secured by a first-perfected security interest in substantially all of the assets of the Company. In connection with the term loan, the Company issued warrants to purchase common stock. Refer to Note 11, Convertible Preferred Stock and Equity, for additional information.

The revolving line of credit provides for a credit extension of up to $5,000 and bears interest at the greater of the prime rate plus 2% or 5.25% per annum, as long as the Company maintains an Adjusted Quick Ratio of 1.25. If the Adjusted Quick Ratio falls below 1.25, then the revolving line of credit bears interest at the greater of the prime rate plus 3% or 6.25% per annum. The Company may only borrow up to 80% of eligible accounts receivable. In addition to this borrowing limit, under the terms of the agreement, the revolving line of credit may only be drawn if the Company adheres to certain conditions related to its accounts receivable. Eligible accounts receivable is defined in the loan agreement as accounts billed with aging 90 days or less. In addition it excludes accounts receivable due from customers outside of the United States or in a currency other than U.S. dollars and in dispute or otherwise deemed doubtful to be collected. The revolving line of credit matures on September 21, 2022, in which all outstanding principal and interest is due in full. The proceeds of the borrowing under the revolving line of credit may be used for working capital and general corporate purposes. As of December 31, 2020, the Company had not drawn on the $5,000 available line of credit.

The available amount under the term loan is an initial $5,000, with two additional tranches of $2,500 each pending the conditions of the agreement, which the Company can draw down on in annual increments from closing. Under the terms of the agreement, the two additional tranches are available subject to revenue and financing conditions that must be adhered to within the specified period prior to drawing down each tranche. The term loan bears interest at the greater of the prime rate plus 3% or 6.25% per annum. The term loan matures on December 1, 2024, in which all outstanding principal and interest is due in full. Interest expense related to the term loan, including accretion expense and debt issuance amortization, was $138 for the year ended December 31, 2020.

The Company is subject to certain affirmative and negative financial covenants that it is required to meet in order to maintain its credit facilities, including approval required for certain dividend approval restrictions and a minimum bookings amount if the Company’s cash balance plus the amount available under the revolving line of credit falls below $20,000 combined. As of December 31, 2020, the Company was in compliance with all debt covenants.

Convertible Notes, Net

The following table summarizes the aggregate values recorded for the convertible notes as of December 31, 2020 and 2019:

	2020	2019
Principal	$50,000	$—
Derivative liability	12,676	—

Less: debt issuance cost	(37)	—
Less: unamortized discounts and fees	(10,925)	—

Net carrying amount	51,714	—

Less: current portion	—

Non-current portion	$51,714	$—

2019 Convertible Notes

Between February 21, 2019 and April 17, 2019, the Company issued a series of convertible promissory notes to various investors pursuant to a Note Purchase Agreement dated February 21, 2019, each with a maturity date of February 21, 2021 (subject to the holder’s option to extend the maturity date for a period of one year), for an aggregate principal amount of $8,995. The notes accrue interest at a rate of 5% per annum that is due and payable upon the earlier to occur of the maturity date or an event of default, unless otherwise converted prior to maturity or an event of default.

The terms of the notes provide for the principal and accrued interest to automatically convert into the type of preferred stock issued in a sale of preferred stock in which the Company receives gross proceeds in excess of $50,000 (“Next Equity Financing”) at a conversion price equal to 90% of the price paid per share by the investors in the Next Equity Financing. Upon (i) a merger or consolidation of the Company or a subsidiary of the Company, (ii) the sale of substantially all of the Company’s assets, (iii) the liquidation, dissolution or winding up of the Company (collectively, a “Corporate Transaction”), or (iv) an initial public offering (“IPO”), all outstanding principal and interest of the notes shall, at the holder’s option, be due and payable in full or be converted into common stock of the Company at a conversion price equal to 90% of the price per share offered for the shares of common stock upon a Corporate Transaction or IPO. If the Company consummates a sale of preferred stock with gross proceeds between $30,000 and $50,000 (“Non-Qualified Financing”), all outstanding principal and interest of the notes shall, at the holder’s option, be converted into the type of preferred stock issued in the Non-Qualified Financing at a conversion price equal to the price paid per share for the equity securities by the investors in the Non-Qualified Financing.

The Company determined that the features providing for conversion into stock sold in a Next Equity Financing, upon a Corporate Transaction, or upon an IPO at a stated discount (e.g., 90%) represent embedded derivatives which require separate accounting recognition in accordance with subtopic ASC 815-15, Embedded Derivatives. The fair value of the embedded derivative on the date of issuance of $999 was recorded as a derivative liability and combined with the debt host contract within convertible notes, net on the accompanying Consolidated Balance Sheets, with an offset recorded as a discount against convertible notes, net.

Upon the issuance of the Series B-1 preferred stock in May 2019 (see Note 11, Convertible Preferred Stock and Equity), there was a settlement of the full principal balance of $8,995 plus accrued interest of $74, thereby extinguishing the notes and resulting in a loss on debt extinguishment of $916.

2020 Convertible Notes

Between August 11, 2020 and October 23, 2020, the Company issued a series of convertible promissory notes to various investors pursuant to a Note Purchase Agreement dated August 11, 2020, subsequently amended with a Note Purchase Agreement dated October 23, 2020, with a maturity date of April 23, 2022 (subject to the holder’s option to extend the maturity date for a period of one year), for an aggregate principal amount of $50 million. The notes accrue interest at a rate of 5% per annum for the first 6 months, 7% per annum for the following 6 months, and 9% per annum from month 13 until maturity, that is due and payable upon the earlier to occur of the maturity date or an event of default, unless otherwise converted prior to maturity or an event of default.

The terms of the notes provide for the principal and accrued interest to automatically convert into the type of preferred stock issued in a sale of preferred stock (“Next Equity Financing”) at a conversion price equal to the lesser of 80% of the price paid per share by the investors in the Next Equity Financing, or $650 million divided by the Company’s then fully-diluted capitalization (exclusive of the Notes and any other then-outstanding convertible notes or other convertible instruments issued by the Company) prior to the Next Equity Financing. Upon (i) a merger or consolidation of the Company or a subsidiary of the Company, (ii) the sale of substantially all of the Company’s assets, (iii) the liquidation, dissolution or winding up of the Company (collectively, a “Corporate Transaction”), (iv) the closing of the Company’s initial public offering or a merger, acquisition or other business combination involving the Company and a publicly traded special purpose acquisition company (a “Qualified Public Company Event”) outstanding principal at 1.25 times par value, and interest of the note shall, at the holder’s option, be due and payable in full or be converted into common stock of the Company at a conversion price equal to the lesser of 80% of the price per share offered for the shares of common stock upon a Corporate Transaction or Qualified Public Company Event, or $650 million divided by the Company’s then-outstanding capitalization (exclusive of (1) the notes and any other then-outstanding convertible notes issued by the Company and (2) out-of-the money or unvested options or warrants).

The Company determined that the features providing for conversion into stock sold in a Next Equity Financing, upon a Corporate Transaction, or upon a Qualified Public Company Event at a stated discount represent embedded derivatives which require separate accounting recognition in accordance with subtopic ASC 815-15, Embedded Derivatives. The fair value of the embedded derivative on the date of issuance of $12,234 was recorded as a derivative liability and combined with the debt host contract within convertible notes, net on the accompanying Consolidated Balance Sheets, with an offset recorded as a discount against convertible notes, net. Upon amendment of the Note Purchase Agreement on October 23, 2020, the Company recorded an extinguishment of debt in the amount of $199, which was included in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Annual maturities of long-term debt are as follows:

Year ending December 31
2021	—
2022	51,667
2023	1,667
2024	1,666
2025	—

Total principal payments	55,000